Credit Facilities and Lease Obligations - Other Lease Related Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Interest expense on lease obligations	$ 6.1	$ 6.6
Variable lease payments not included in the measurement of lease obligations	0.8	0.7
Expenses relating to short-term leases or low-value leases	$ 3.7	$ 4.6